Taxes (Components of Deferred Tax Balances) (Details) (USD $) In Millions, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013
Income Tax Disclosure [Abstract]
Deferred Tax Assets - Loss And Tax Credit Carryforwards	$ 3,566	$ 3,525
Deferred Tax Assets - Accrued Liabilities	2,986	2,683
Deferred Tax Assets - Share-based Compensation	126	204
Deferred Tax Assets - Other	1,573	1,500
Deferred Tax Assets, Gross	8,251	7,912
Deferred Tax Assets, Valuation Allowance	(1,801)	(2,225)
Deferred Tax Assets, Net of Valuation Allowance	6,450	5,687
Deferred Tax Liabilities - Property, Plant and Equipment	6,295	5,830
Deferred Tax Liabilities - Inventories	1,641	1,912
Deferred Tax Liabilities - Other	1,827	1,157
Total Deferred Tax Liabilities	9,763	8,899
Net Deferred Tax Liabilities	$ 3,313	$ 3,212